DERIVATIVES DERIVATIVES - Disclosure by Type of Financial Instrument (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 14,431	$ 26,423
Derivative Liability, Fair Value, Amount Offset Against Collateral	(10,196)	(23,726)
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net	(4,235)	(2,697)
Fair Value Hedges | Pay fixed interest rate swaps with counterparty | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	865	1,445
Derivative Liability, Fair Value, Amount Offset Against Collateral	(663)	(669)
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net	(202)	(776)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	13,566	24,978
Derivative Liability, Fair Value, Amount Offset Against Collateral	(9,533)	(23,057)
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net	$ (4,033)	$ (1,921)